RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

For the nine months ended September 30, 2022, the Company compensated Gregory Breunich (“Breunich”), CEO and Chairman, and Gabriel Jaramillo (“Jaramillo”), Executive Vice President, and Director, collectively $260,000, which was paid to their company, Trans World Performance LLC, and compensated Scott Del Mastro (“Del Mastro”), COO, Executive Vice President, and Director, $87,692. For the nine months ended September 30, 2021, the Company compensated Gregory Breunich and Gabriel Jaramillo collectively $280,000, which was paid to their company, Trans World Performance LLC, and compensated Scott Del Mastro $87,692.

For the nine months ended September 30, 2022, and 2021, the Company compensated Gregory Breunich $55,000 and $0, respectively, in addition to the above compensation.

The above balances were paid during the periods ended September 30, 2022, and 2021. The payments are reflected in professional fees on the statements of operations for the nine months ended September 30, 2022, and 2021.

NOTE 8 – RELATED PARTY TRANSACTIONS

On March 2, 2018, Frost, then a director, loaned the Company $40,000 in the form of a promissory note. The note bears interest of 20% and has the term of one year, at which time all principal and interest will be paid in a balloon payment. In February 2021, the Company paid this note and accrued interest.

On August 10, 2018, Frost, a director, loaned the Company $13,000 in the form of a promissory note. The note bears interest of 20% and has the term of six months, at which time all principal and interest will be paid in a balloon payment. In February 2021, the Company paid this note and accrued interest.

On November 5, 2018, Frost, a director, loaned the Company $500 in the form of a promissory note. The note bears interest of 8% and has the term of six months, at which time all principal and interest will be paid in a balloon payment. In February 2021, the Company paid this note and accrued interest.

On April 9, 2020, Kanuth, an officer and director, loaned the Company $1,500 in the form of a promissory note. The note bears interest of 8% and has the term of one year, at which time all principal and interest will be paid in a balloon payment. On April 30, 2021, the principal and interest were paid in full.

On April 15, 2020, Kanuth, an officer and director, loaned the Company $4,200 in the form of a promissory note. The note bears interest of 8% and has the term of one year, at which time all principal and interest will be paid in a balloon payment. On April 30, 2021, the principal and interest were paid in full.

On March 9, 2021, Frost converted $90,708 of payable due to him in exchange for 181,417 shares of common stock of the Company. The issuance was made in reliance on the exemption from registration provided by Sections 3(a)(9) and 4(a)(2) of the Securities Act as the common stock was issued in exchange for debt securities of the Company held by the Investor, there was no additional consideration for the exchange, there was no remuneration for the solicitation of the exchange, there was no general solicitation, and the transactions did not involve a public offering.

On April 30, 2021, the Company paid Robert Kanuth $20,000 as a settlement for all liabilities owed to him which totalled $20,395. See Note 4.

In 2021, the Company compensated Gregory Breunich and Gabriel Jaramillo collectively $360,000, which was paid to their company, Trans World Performance LLC.